Series a Preferred Covertible Security (Details) - USD ($)	Aug. 31, 2023	Nov. 09, 2022	Mar. 31, 2023	Mar. 31, 2022
Series a Preferred Covertible Security [Line Items]
Purchased principal amount (in Dollars)	$ 454,130	$ 3,333,333.33
Par value	$ 0.4
Discount rate	85.00%
Preferred alternate conversion price percentage	85.00%
Share reserved (in Shares)		20,911,474
Warrant [Member] | Common Stock [Member]
Series a Preferred Covertible Security [Line Items]
Share reserved (in Shares)			1,754,386
Preference shares [Member]
Series a Preferred Covertible Security [Line Items]
Alternate conversion price	$ 0.0787
Exercise price	$ 850
Purchase of Preferred Shares (in Shares)	8,235
Preference shares [Member] | Warrant [Member]
Series a Preferred Covertible Security [Line Items]
Par value	$ 0.01
Ordinary shares [member]
Series a Preferred Covertible Security [Line Items]
Par value			$ 0.01	$ 0.01
Purchase of Shares (in Shares)	3,182,250
Exercise price	$ 0.44
Ordinary shares [member] | Warrant [Member]
Series a Preferred Covertible Security [Line Items]
Par value	$ 0.01
Common Share Conversion [Member]
Series a Preferred Covertible Security [Line Items]
Share reserved (in Shares)		19,157,088